Convertible Preferred Stock and Stockholder's Equity (Deficit) - Summary of Key Terms of Outstanding Common Stock Warrants (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Common Stock Warrants
Class of Warrant or Right [Line Items]
Common stock warrants outstanding		176,218	141,778
Related Party Common Stock Warrants
Class of Warrant or Right [Line Items]
Common stock warrants outstanding		141,778	141,778
Warrants Outstanding Exercise Price	$ 2.196	$ 2.196
Warrants Outstanding Expiration	2025-05	2025-05
Common Stock Warrants Related to 2018 Loan and Security Agreement
Class of Warrant or Right [Line Items]
Common stock warrants outstanding		34,440
Warrants Outstanding Exercise Price	$ 4.026	$ 4.026
Warrants Outstanding Expiration	2028-02	2028-02